Financial Instruments - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions		12 Months Ended
	Oct. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [Line Items]
Notional amount		$ 999	$ 483
Foreign currency translation adjustments to OCI		(12)	109
Cash and cash equivalents		1,787	825
Interest Income Sensitivity		17	8
Trade and other receivables		1,151	1,167
Other financial assets		664	602
Fair value of contracts outstanding		$ (100)	$ 62
Percent of change in revenue due to foreign currency translation		1.00%	1.00%
Percent of change in operating expenses due to foreign currency translation		1.00%	1.00%
Targeted number of shares outstanding		500.0
Purchase price		$ 167	$ 998
Net Proceeds Used For General Corporate Purposes		999
Derivative financial assets		$ 100
Percentage strengthening of US dollar against other foreign currencies		10.00%
Target net debt to adjusted EBITDA		2.5x
Refinitiv [member]
Disclosure of detailed information about financial instruments [Line Items]
Total number of share issued - warrant exercise		4.5
Note Repayments Before Maturity [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt repaid		$ 640
Credit Facility Covenant- Acquisitions [Member]
Disclosure of detailed information about financial instruments [Line Items]
Purchase price		500
At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Fair value of contracts outstanding			62
Derivative financial assets		100
Foreign Exchange Contracts [Member] | At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Notional amount		0	111
Fair value of contracts outstanding			7
Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Cash and cash equivalents		$ 1,787	825
Description of increase decrease in interest rates basis point that would increase or decreased annual interest income		100-basis point
Credit risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Cash and cash equivalents		$ 1,787	825
Percentage of cash and cash equivalents at A- or above rated institutions		99.00%
Derivative financial assets		$ 100
Cross-currency interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Fair value of contracts outstanding			62
Fair Value Gain (Loss) Through Earnings		10	0
Derivative financial assets		100
Commercial paper [member]
Disclosure of detailed information about financial instruments [Line Items]
Commercial paper programs		1,800
Commercial papers issued		$ 630	$ 0
Notes, Debentures and Commercial Paper [member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted-average interest rate		4.10%	4.60%
Credit Facilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments		$ 1,800
Amended Credit Facility Maturities In December 2024 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments		$ 1,800
Maturity date		December 2024
Credit facility, rate of interest added to reference rate		112.50%
Additional commitment from lenders		$ 600
Maximum CreditFacility Agreement		2,400
Proceeds from non-current borrowings		1,000
Repayments of non-current borrowings		$ 1,000
Ratio of net debt to ebitda under credit facility		1.0x
Top of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of ownership held		50.00%
Top of range [member] | Amended Credit Facility Maturities In December 2024 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda		4.5
Top of range [member] | Amended Credit Facility Maturities In December 2024 [Member] | Scenario Forecast one [Member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda		5.0
Refinitiv [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of ownership held	45.00%	45.00%	45.00%
Total number of share issued - warrant exercise		4.5